Subsequent Events (Details) - shares		12 Months Ended
	Apr. 28, 2022	Mar. 31, 2022
Subsequent Events (Details) [Line Items]
Ordinary shares issued		12
Issued ordinary share converted		1
Outstanding ordinary share converted		1
Ordinary shares outstanding		12
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Compensation committee description	the compensation committee of our board of directors granted a total of 850,000 restricted stock awards to seven individuals, including three directors and/or executive officers, as follows: (i) 340,000 restricted stock awards to Lei Liu, Chief Executive Officer and Director; (ii) 50,000 restricted stock awards to Ming Zhao, Chief Financial Officer; and (iii) 260,000 restricted stock awards to Li Qi, Director. The remaining 200,000 restricted stock awards were granted to non-executive management employees. All the restricted stock awards were granted under our Amended and Restated 2010 Equity Incentive Plan, as amended. The restricted stock awards vest six months from the grant date.